Warrants	12 Months Ended
Jan. 31, 2025
Warrants
Warrants

NOTE 10 – Warrants

As of January 31, 2025, there were 13,411,582 warrants outstanding and 12,904,050 warrants exercisable. The warrants have a weighted average remaining life of 1.70 years and a weighted average exercise price of $0.17 per warrant for one common share. Warrants outstanding on January 31, 2025 and 2024 are as follows:

	Number of warrants	Weighted average exercise price per share

Outstanding, January 31, 2023	2,256,070	1.07
Issued	11,998,743	0.04
Expired	–	–
Exercised	–	–
Outstanding, January 31, 2024	14,254,813	0.21
Issued	566,787	0.11
Expired	(1,410,018)	0.52
Exercised	–	–
Outstanding, January 31, 2025	13,411,582	0.17

Exercisable, January 31, 2025	12,904,050	0.10

The weighted average intrinsic value for warrants outstanding was $843,373 and $4,593,718 as of January 31, 2025 and 2024, respectively.

During the year ended January 31, 2024, the Company issued 238,169 warrants to investors as part of their purchase of common stock. The warrants have a three-year term and are exercisable at any time at exercise prices of $0.59.

Extension of Expiration Date

As of February 6, 2023, the Company extended all warrants issued by the Company which expired or will expire during the year 2023. These warrants are extended for an additional three years.